Finance Income and Costs - Details of Interest Expenses Included in Finance Income (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Analysis of income and expense [abstract]
Interest expense on borrowings	₩ 10,796	₩ 11,774	₩ 7,962
Interest expense on debentures	222,195	228,568	239,560
Others	74,328	58,758	42,932
Interest expense	₩ 307,319	₩ 299,100	₩ 290,454